PGIM Jennison Financial Services Fund
Schedule of Investments as of August 31, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 99.6%
Common Stocks
Asset Management & Custody Banks 6.8%
Ares Management Corp. (Class A Stock)	25,618	$1,036,248
Brightsphere Investment Group, Inc.	124,546	1,726,208
KKR & Co., Inc. (Class A Stock)(a)	155,155	5,557,652
		8,320,108
Consumer Finance 3.5%
Capital One Financial Corp.	36,127	2,493,847
SLM Corp.	241,213	1,842,867
		4,336,714
Data Processing & Outsourced Services 31.9%
Adyen NV (Netherlands), 144A*	4,938	8,331,540
Afterpay Ltd. (Australia)*	24,678	1,661,368
FleetCor Technologies, Inc.*	29,092	7,315,184
Mastercard, Inc. (Class A Stock)	17,544	6,284,085
PayPal Holdings, Inc.*	44,544	9,093,212
Visa, Inc. (Class A Stock)(a)	30,603	6,487,530
		39,172,919
Diversified Banks 17.7%
Bank of America Corp.	252,703	6,504,575
Citigroup, Inc.	121,280	6,199,834
JPMorgan Chase & Co.	90,344	9,051,565
		21,755,974
Financial Exchanges & Data 3.7%
S&P Global, Inc.	12,366	4,531,150
Insurance Brokers 3.7%
Marsh & McLennan Cos., Inc.(a)	39,376	4,524,696
Investment Banking & Brokerage 7.3%
Goldman Sachs Group, Inc. (The)	33,202	6,802,094
Houlihan Lokey, Inc.	19,027	1,114,982
Moelis & Co. (Class A Stock)(a)	13,325	425,201
TD Ameritrade Holding Corp.	15,676	601,645
		8,943,922

PGIM Jennison Financial Services Fund
Schedule of Investments as of August 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Life & Health Insurance 3.7%
MetLife, Inc.	118,386	$4,553,125
Mortgage REITs 1.0%
Starwood Property Trust, Inc.	79,783	1,244,615
Property & Casualty Insurance 7.8%
Axis Capital Holdings Ltd.	57,624	2,752,122
Chubb Ltd.	54,715	6,839,375
		9,591,497
Regional Banks 7.9%
Ameris Bancorp	38,671	948,213
BankUnited, Inc.	40,268	941,466
First Foundation, Inc.	45,099	685,054
Pinnacle Financial Partners, Inc.	29,447	1,176,408
PNC Financial Services Group, Inc. (The)	22,837	2,539,474
Seacoast Banking Corp. of Florida*	47,413	959,639
Truist Financial Corp.	64,187	2,491,097
		9,741,351
Reinsurance 4.1%
RenaissanceRe Holdings Ltd. (Bermuda)	26,967	4,954,917
Thrifts & Mortgage Finance 0.5%
WSFS Financial Corp.	22,170	649,581

Total Long-Term Investments (cost $93,420,292)		122,320,569

Short-Term Investments 13.7%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	713,426	713,426

PGIM Jennison Financial Services Fund
Schedule of Investments as of August 31, 2020 (unaudited) (continued)
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $16,123,151; includes $16,119,740 of cash collateral for securities on loan)(b)(w)	16,127,585	$16,124,360

Total Short-Term Investments (cost $16,836,577)		16,837,786

TOTAL INVESTMENTS 113.3% (cost $110,256,869)		139,158,355
Liabilities in excess of other assets (13.3)%		(16,375,288)

Net Assets 100.0%		$122,783,067

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $15,837,695; cash collateral of $16,119,740 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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